RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Balance Sheets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accrued expenses	$ 4,302,642	$ 4,301,195		$ 4,198,182	$ 4,070,313	$ 3,002,645	$ 2,499,657
Current portion of notes payable	5,645,824	9,242,183					2,147,992
Total current liabilities	40,288,082	20,788,893		15,427,675	13,256,029	12,195,124	9,778,040
Convertible notes payable				4,683,068	5,589,468	6,967,951	6,967,951
Total liabilities	40,289,397	20,917,508		20,193,076	19,297,504	21,518,002	19,221,879
Additional paid-in capital	99,033,289	93,968,071	[1]				64,744,838	[1]
Accumulated deficit	(138,019,980)	(131,806,605)		(120,020,555)	(115,626,325)	(102,991,887)	(97,290,851)
Total Stockholders' Deficit	(38,977,924)	$ (37,836,506)		(36,311,850)	(34,793,016)	(37,434,715)	(32,545,921)		$ (17,234,376)
Originally Reported [Member]
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accrued expenses				4,443,179	4,316,645	3,248,847	2,750,305
Current portion of notes payable	3,655,568
Total current liabilities	38,297,826			15,672,672	13,502,361	12,441,326	10,028,688
Convertible notes payable				4,511,880	5,385,147	6,713,241	6,713,241
Total liabilities	38,299,141			20,266,885	19,339,515	21,509,495	19,217,817
Additional paid-in capital	98,432,170
Accumulated deficit	(135,428,605)			(120,052,352)	(115,674,830)	(102,987,442)	(97,286,789)
Total Stockholders' Deficit	(36,987,668)			(36,343,647)	(34,841,521)	(37,430,270)	(32,541,859)
Restatement Adjustment [Member] | Senior Convertible Notes [Member]
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accrued expenses				(244,997)	(246,332)	(246,202)	(250,648)
Total current liabilities				(244,997)	(246,332)	(246,202)	(250,648)
Convertible notes payable				171,188	204,321	254,710	254,710
Total liabilities				(73,809)	(42,011)	8,507	4,062
Accumulated deficit				31,797	48,505	(4,445)	(4,062)
Total Stockholders' Deficit				$ 31,797	$ 48,505	$ (4,445)	$ (4,062)
Restatement Adjustment [Member] | Indigo Convertible Notes [Member]
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Current portion of notes payable	1,990,256
Total current liabilities	1,990,256
Total liabilities	1,990,256
Additional paid-in capital	601,119
Accumulated deficit	(2,591,375)
Total Stockholders' Deficit	$ (1,990,256)

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.